Leases (Details 1) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Operating Leases
Operating lease right-of-use assets	$ 452,536	$ 653,832
Operating lease liabilities	443,370	658,401
Finance Leases
Finance lease right-of-use assets	3,398,047	3,625,326
Finance lease liabilities	$ 3,424,971	$ 3,644,828